Treasury shares	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Treasury shares
28. Treasury shares

	Pearson plc
	Number of shares 000s	£m
At 1 January 2018	5,994	61
Purchase of treasury shares	—	—
Release of treasury shares	(2,769)	(28)

At 31 December 2018	3,225	33
Purchase of treasury shares	6,100	52
Release of treasury shares	(6,067)	(61)

At 31 December 2019	3,258	24

The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.4% (2018: 0.4%) of called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.
The nominal value of Pearson plc treasury shares amounts to £0.8m (2018: £0.8m). Dividends on treasury shares are waived.
At 31 December 2019, the market value of Pearson plc treasury shares was £21m (2018: £30m).